INVESTMENTS IN SUBSIDIARIES - Schedule of financial information of significant subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments In Subsidiaries [Line Items]
Total Assets	$ 17,640,891	$ 15,253,365
Current Assets	4,383,212	3,900,419
Non-current Assets	13,257,679	11,352,946
Total Liabilities	16,303,689	14,542,036
Current Liabilities	7,294,394	6,290,842
Non-current Liabilities	9,009,295	8,251,194
Revenue	14,265,056	12,833,043	$ 11,640,541
Net income/(loss) for the period	1,463,561	977,445	581,550
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Total Assets	529,475	437,768
Current Assets	440,044	401,748
Non-current Assets	89,431	36,020
Total Liabilities	418,988	366,089
Current Liabilities	368,445	342,838
Non-current Liabilities	50,543	23,251
Revenue	1,907,495	1,723,518
Net income/(loss) for the period	38,808	22,861	(4,666)
Lan Cargo S.A.
Investments In Subsidiaries [Line Items]
Total Assets	578,756	490,550
Current Assets	265,545	169,684
Non-current Assets	313,211	320,866
Total Liabilities	318,492	263,747
Current Liabilities	240,823	184,144
Non-current Liabilities	77,669	79,603
Revenue	485,209	413,100
Net income/(loss) for the period	34,617	27,238	$ 22,677
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Total Assets	264,677	208,805
Current Assets	125,232	83,783
Non-current Assets	139,445	125,022
Total Liabilities	125,058	95,915
Current Liabilities	125,024	95,684
Non-current Liabilities	34	231
Revenue	266,636	255,867
Net income/(loss) for the period	26,728	6,011
Transporte Aéreo S.A.
Investments In Subsidiaries [Line Items]
Total Assets	234,376	238,354
Current Assets	18,502	15,080
Non-current Assets	215,874	223,274
Total Liabilities	141,333	121,609
Current Liabilities	116,085	92,234
Non-current Liabilities	25,248	29,375
Revenue	100,743	84,885
Net income/(loss) for the period	(21,983)	(10,064)
Latam Airlines Ecuador S.A.
Investments In Subsidiaries [Line Items]
Total Assets	192,978	187,139
Current Assets	171,887	181,666
Non-current Assets	21,091	5,473
Total Liabilities	184,410	175,309
Current Liabilities	165,615	159,210
Non-current Liabilities	18,795	16,099
Revenue	331,458	324,601
Net income/(loss) for the period	(1,414)	(9,358)
Aerovías de Integración Regional S.A.
Investments In Subsidiaries [Line Items]
Total Assets	269,540	207,096
Current Assets	250,548	198,118
Non-current Assets	18,992	8,978
Total Liabilities	268,593	198,165
Current Liabilities	259,002	193,842
Non-current Liabilities	9,591	4,323
Revenue	664,969	546,752
Net income/(loss) for the period	(12,388)	(59,836)
TAM Linhas aéreas S.A.
Investments In Subsidiaries [Line Items]
Total Assets	4,359,338	3,633,801
Current Assets	2,655,462	2,209,393
Non-current Assets	1,703,876	1,424,408
Total Liabilities	2,701,311	2,221,024
Current Liabilities	1,990,369	1,594,689
Non-current Liabilities	710,942	626,335
Revenue	6,747,200	6,083,071
Net income/(loss) for the period	501,729	657,709
ABSA Aerolimhas Brasileiras S.A.
Investments In Subsidiaries [Line Items]
Total Assets	361,700	515,562
Current Assets	354,481	510,341
Non-current Assets	7,219	5,221
Total Liabilities	387,627	556,527
Current Liabilities	366,290	537,601
Non-current Liabilities	21,337	18,926
Revenue	177,717	178,502
Net income/(loss) for the period	15,036	(2,163)
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Total Assets	68,642	50,132
Current Assets	68,216	47,469
Non-current Assets	426	2,663
Total Liabilities	27,764	28,225
Current Liabilities	25,602	26,314
Non-current Liabilities	2,162	1,911
Revenue	65,707	57,120
Net income/(loss) for the period	$ 20,206	$ 6,395